Notes to the interim condensed consolidated statement of financial position - Changes in the net provision (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes to the interim condensed consolidated statement of financial position
Provision at beginning of period	€ (1,762)	€ (1,559)
Expense for the period	778	(70)
Actuarial gains or losses recognized in other comprehensive income	93	74
Provision at beginning of period	€ (891)	€ (1,555)